Income Taxes - Schedule of aggregate amount and per share effect of the preferential income tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Aggregate amount and per share effect of the tax holidays
Aggregate amount	¥ 4,767	$ 653	¥ 6,245	¥ 3,929